GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                         Retirement Plan Series Account
                          Semi-Annual Report Form N-30D
                          File Nos. 33-83928, 811-08762

The information required to be contained in this report for the period ending June 30, 2001 includes the following previously filed semi-annual report for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on August 28, 2001
Accession No. 0000356476-01-500029